Stockholders' equity (Schedule of Reconciliation of Number of Shares Outstanding) (Details) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of classes of share capital [abstract]
Shares outstanding at beginning of year	466,643	494,047
Repurchase of capital shares, net	(2,664)	(140)
Shares outstanding at year end	463,979	466,643